MDT All Cap Core Fund
MDT Tax Aware/All Cap Core Fund
MDT Large Cap Growth Fund
MDT Mid Cap Growth Fund
MDT Small Cap Core Fund
MDT Small Cap Growth Fund
MDT Small Cap Value Fund
MDT Balanced Growth Fund
MDT Short-Term Bond Fund
Each a series of MDT Funds
August 26, 2005

Supplement to the Institutional Class Prospectus dated August 26, 2005 effective August 26, 2005 to September 15, 2005

It is expected that the Institutional Class shares of the MDT Tax Aware/All Cap Core Fund, the MDT Large Cap Growth Fund, the MDT Mid Cap Growth Fund, the MDT Small Cap Core Fund, the MDT Small Cap Growth Fund, and the MDT Small Cap Value Fund will be offered during an initial offering period which is currently scheduled to end on September 14, 2005. Each such Fund will begin its continuous offering of shares on September 15, 2005. During each Fund’s initial offering period, shares will be offered to the public at their asset value of $10 per share. Shares subscribed for during each Fund’s initial offering period will be sold to subscribers on the purchase date, which will be the date on which the Fund commences operation, and which is expected to occur no later than September 15, 2005.

The Funds’ Prospectus is available by calling 1-866-784-6867 or via the Internet at www.mdtfunds.com.

Please keep this Supplement dated August 26, 2005 with your Prospectus.

MDT All Cap Core Fund
MDT Tax Aware/All Cap Core Fund
MDT Large Cap Growth Fund
MDT Mid Cap Growth Fund
MDT Small Cap Core Fund
MDT Small Cap Growth Fund
MDT Small Cap Value Fund
MDT Balanced Growth Fund
MDT Short-Term Bond Fund
Each a series of MDT Funds
August 26, 2005

Supplement to the Class A and Class C shares Prospectus dated August 26, 2005 effective August 26, 2005 to September 15, 2005

This prospectus contains some meaningful changes to the Optimum Q Fund Family including, but not limited to:

•	A name change from Optimum Q Funds to MDT Funds
•	A name change for the All Cap Core Fund Adviser Class to All Cap Core Fund A Class
•	The addition of six new equity strategies.

It is expected that Class A and Class C shares of the MDT Tax Aware/All Cap Core Fund, the MDT Large Cap Growth Fund, the MDT Mid Cap Growth Fund, the MDT Small Cap Core Fund, the MDT Small Cap Growth Fund, and the MDT Small Cap Value Fund will be offered during an initial offering period which is currently scheduled to end on September 14, 2005. Each such Fund will begin its continuous offering of shares on September 15, 2005. During each Fund’s initial offering period, shares will be offered to the public at their asset value of $10 per share, plus any applicable sales charges as described in this prospectus. Shares subscribed for during each Fund’s initial offering period will be sold to subscribers on the purchase date, which will be the date on which the Fund commences operation, and which is expected to occur no later than September 15, 2005.

Additionally, it is expected that the Class C shares of each of the MDT All Cap Core Fund, and the Class A and Class C shares the MDT Balanced Growth Fund and the MDT Short-Term Bond Fund will first be offered commencing September 15, 2005.

The Funds’ Prospectus is available by calling 1-866-784-6867 or via the Internet at www.mdtfunds.com.

Please keep this Supplement dated August 26, 2005 with your Prospectus.